CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - CANTOR PARTNERS II, INC. - (Parenthetical)	May 01, 2025 shares
Class B | CANTOR EQUITY PARTNERS II, INC.
Shares issued (in shares)	1,000,000
Common stock issued (in shares)	1,000,000